Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2020
Entity Registrant Name	dei_EntityRegistrantName	TOUCHSTONE STRATEGIC TRUST
Central Index Key	dei_EntityCentralIndexKey	0000711080
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 10, 2020
Document Effective Date	dei_DocumentEffectiveDate	Feb. 10, 2020
Prospectus Date	rr_ProspectusDate	Feb. 10, 2020
TOUCHSTONE STRATEGIC TRUST | Touchstone Mid Cap Growth Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	TOUCHSTONE MID CAP GROWTH FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	The Fund’s Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Touchstone Mid Cap Growth Fund (the “Fund”) seeks to increase the value of Fund shares as a primary goal
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and to earn income as a secondary goal.
Expense [Heading]	rr_ExpenseHeading	The Fund’s Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold Class R6 shares of the Fund.  More information is available from your financial professional and in the section titled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 12 and 31, respectively.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	02/28/2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 71% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	71.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses for Class R6 shares are estimated based on fees and expenses incurred by Institutional Class shares of the Fund and expenses of similar Touchstone Funds.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	The Fund’s Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund will invest at least 80% of its assets in common stocks of mid-cap U.S. companies. The Fund’s 80% policy is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders. A mid-cap company is defined as a company, at the time of purchase, that has a market capitalization between $1.5 billion and $12 billion or falls within the range of market capitalizations represented in the Russell Midcap® Index (between $824 million and $78.6 billion as of December 31, 2019). The size of the companies in the Russell Midcap® Index will change with market conditions.

The Fund invests primarily in stocks of domestic growth companies that the sub-advisor, Westfield Capital Management Company, L.P. (“Westfield”), believes have a demonstrated record of achievement with excellent prospects for earnings growth over a one to three year period. The Fund may also invest up to 20% of its total assets in foreign securities. In choosing securities, Westfield looks for companies that it believes are reasonably priced with high forecasted earnings potential. The Fund will invest in companies that Westfield believes have shown above-average and consistent long-term growth in earnings and have excellent prospects for future growth.

The Fund generally will sell a security if one or more of the following occurs: Westfield’s predetermined price target objective is exceeded; there is an alteration to the original investment case; valuation relative to the stock’s peer group is no longer attractive; or better risk/reward opportunities may be found in other stocks.

The Fund may engage in frequent and active trading and focus on a particular market sector as part of its principal investment strategy.

Risk [Heading]	rr_RiskHeading	The Fund’s Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. Investments in the Fund are not bank guaranteed, are not deposits, and are not insured by the FDIC or any other federal government agency.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund’s investments and risks under the “Principal Investment Strategies and Risks” section of the Fund’s prospectus. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

•
Mid-Cap Risk:  Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

Growth-Investing Risk:  Growth-oriented funds may underperform when value investing is in favor, and growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential.

Management Risk: In managing the Fund’s portfolio, the Advisor engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

Sector Focus Risk: A fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on the fund than a fund that does not focus its investments in a particular sector.

Portfolio Turnover Risk: Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund's performance and may result in the realization of substantial capital gains, including net short-term capital gains. As a result, high portfolio turnover may reduce the Fund's returns.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers, while such events may not necessarily affect the U.S. economy or issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. There are also risks associated with foreign accounting standards, government regulation, market information, and clearance and settlement procedures. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund and the Fund could also return less than other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not bank guaranteed, are not deposits, and are not insured by the FDIC or any other federal government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and performance table below illustrate some indication of the risks and volatility of an investment in Class R6 shares of the Fund by showing changes in the Fund’s Class A shares' performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for Class A, Class C, Class Y and Institutional Class shares for one year, five years, and ten years compare with the Russell Midcap® Growth Index. The bar chart does not reflect any sales charges applicable to Class A shares, which, if reflected, would reduce the returns shown. The performance table reflects any applicable sales charges.

Class R6 shares commenced operations on February 10, 2020 and do not have a full calendar year of performance. Class A, Class C, Class Y and Institutional Class shares are offered in a separate prospectus. Class R6 shares would have had substantially similar annual returns to Class A, Class C, Class Y and Institutional Class shares because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the share classes do not have the same shareholder fees and operating expenses. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. More recent performance information is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate some indication of the risks and volatility of an investment in Class R6 shares of the Fund by showing changes in the Fund’s Class A shares' performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for Class A, Class C, Class Y and Institutional Class shares for one year, five years, and ten years compare with the Russell Midcap® Growth Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	TouchstoneInvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Touchstone Mid Cap Growth Fund — Class A Shares Total Return as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter: 1st Quarter 2019 21.06%	Worst Quarter: 3rd Quarter 2011 (23.22)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.22%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the periods ended December 31, 2019
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual marginal federal income tax rates in effect on a given distribution reinvestment date and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns do not apply to shares held in an individual retirement account ("IRA"), 401(k), or other tax-advantaged account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the highest individual marginal federal income tax rates in effect on a given distribution reinvestment date and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an individual retirement account ("IRA"), 401(k), or other tax-advantaged account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A shares' after-tax returns.

The inception date of Institutional Class shares was April 1, 2011. Institutional Class shares’ performance was calculated using the historical performance of Class A shares for the periods prior to April 1, 2011. Performance for these periods has been restated to reflect the impact of the fees applicable to Institutional Class shares.

TOUCHSTONE STRATEGIC TRUST | Touchstone Mid Cap Growth Fund | Russell Midcap® Growth Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Russell Midcap® Growth Index (reflects no deductions for fees, expenses or taxes)	[1]
1 Year	rr_AverageAnnualReturnYear01	35.47%	[1]
5 Years	rr_AverageAnnualReturnYear05	11.60%	[1]
10 Years	rr_AverageAnnualReturnYear10	14.24%	[1]
TOUCHSTONE STRATEGIC TRUST | Touchstone Mid Cap Growth Fund | Class R6
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[2]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[2]
Redemption Fee	rr_RedemptionFee	$ (15)	[2],[3]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.72%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.19%	[2],[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.91%	[2]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2],[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.89%	[2],[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 91
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	288
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	502
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,118
TOUCHSTONE STRATEGIC TRUST | Touchstone Mid Cap Growth Fund | Class A
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	TFGRX
Annual Return 2010	rr_AnnualReturn2010	21.06%
Annual Return 2011	rr_AnnualReturn2011	(11.66%)
Annual Return 2012	rr_AnnualReturn2012	19.80%
Annual Return 2013	rr_AnnualReturn2013	34.67%
Annual Return 2014	rr_AnnualReturn2014	12.87%
Annual Return 2015	rr_AnnualReturn2015	0.92%
Annual Return 2016	rr_AnnualReturn2016	4.63%
Annual Return 2017	rr_AnnualReturn2017	24.17%
Annual Return 2018	rr_AnnualReturn2018	(3.80%)
Annual Return 2019	rr_AnnualReturn2019	42.12%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[1]
1 Year	rr_AverageAnnualReturnYear01	35.02%	[1]
5 Years	rr_AverageAnnualReturnYear05	11.06%	[1]
10 Years	rr_AverageAnnualReturnYear10	12.65%	[1]
TOUCHSTONE STRATEGIC TRUST | Touchstone Mid Cap Growth Fund | Class A | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions	[1]
1 Year	rr_AverageAnnualReturnYear01	32.72%	[1]
5 Years	rr_AverageAnnualReturnYear05	9.16%	[1]
10 Years	rr_AverageAnnualReturnYear10	10.75%	[1]
TOUCHSTONE STRATEGIC TRUST | Touchstone Mid Cap Growth Fund | Class A | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares(1)	[1],[6]
1 Year	rr_AverageAnnualReturnYear01	22.06%	[1],[6]
5 Years	rr_AverageAnnualReturnYear05	8.31%	[1],[6]
10 Years	rr_AverageAnnualReturnYear10	9.91%	[1],[6]
TOUCHSTONE STRATEGIC TRUST | Touchstone Mid Cap Growth Fund | Class C
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[1],[6]
1 Year	rr_AverageAnnualReturnYear01	39.92%	[1]
5 Years	rr_AverageAnnualReturnYear05	11.51%	[1]
10 Years	rr_AverageAnnualReturnYear10	12.46%	[1]
TOUCHSTONE STRATEGIC TRUST | Touchstone Mid Cap Growth Fund | Class Y
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[1]
1 Year	rr_AverageAnnualReturnYear01	42.46%	[1]
5 Years	rr_AverageAnnualReturnYear05	12.66%	[1]
10 Years	rr_AverageAnnualReturnYear10	13.62%	[1]
TOUCHSTONE STRATEGIC TRUST | Touchstone Mid Cap Growth Fund | Institutional Class
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[1]
1 Year	rr_AverageAnnualReturnYear01	42.51%	[1]
5 Years	rr_AverageAnnualReturnYear05	12.73%	[1]
10 Years	rr_AverageAnnualReturnYear10	13.66%	[1]

[1]	Returns are not presented for Class R6 shares, which commenced operations on February 10, 2020. Performance information for Class R6 shares will be shown when those shares have a full calendar year of operations. An investor transacting in Class R6 shares may be required to pay a commission to a broker for effecting such transactions on an agency basis. Such commissions will not be reflected in the table.
[2]	An investor transacting in Class R6 shares, which do not have any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution, may be required to pay a commission to a broker for effecting such transactions on an agency basis. Such commissions are not reflected in the table or in the "Example" below.
[3]	The wire redemption fee is capped at $15. In addition, the wire redemption fee may not exceed two percent (2%) of the amount being redeemed.
[4]	Other Expenses for Class R6 shares are estimated based on fees and expenses incurred by Institutional Class shares of the Fund and expenses of similar Touchstone Funds. Class R6 shares commenced operations on February 10, 2020. Institutional Class shares of the Fund are offered in a separate prospectus.
[5]	Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") and Touchstone Strategic Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 0.89% of average daily net assets for Class R6 shares. This contractual expense limitation is effective through February 28, 2021, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Advisor reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Advisor only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation.
[6]	The Return After Taxes on Distributions and Sale of Fund Shares may be greater than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.